Note 20 - Fair Value Measurement - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans held for sale, Total gains (losses)	$ (40)	$ 45
Mortgage servicing rights, net, Total gains (losses)	0	0
Impaired loans, Total gains (losses)	(28)	(97)
Real estate, net, Total gains (losses)	0	0
Total, Total gains (losses)	(68)	(52)
Fair Value, Nonrecurring [Member]
Loans held for sale	3,606	3,444
Mortgage servicing rights, net	2,172	1,855
Impaired loans	3,126	2,902
Real estate, net	580	414
Total	9,484	8,615
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale	0	0
Mortgage servicing rights, net	0	0
Impaired loans	0	0
Real estate, net	0	0
Total	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	3,606	3,444
Mortgage servicing rights, net	2,172	1,855
Impaired loans	3,126	2,902
Real estate, net	580	414
Total	9,484	8,615
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	0	0
Mortgage servicing rights, net	0	0
Impaired loans	0	0
Real estate, net	0	0
Total	$ 0	$ 0